Stock-based compensation - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable (shares)		4,143,575	6,714,283
Options exercisable, Weighted-average exercise price (usd per share)		$ 26.03	$ 25.67
$21 to 31
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower range (usd per share)	$ 21
Range of exercise prices, upper range (usd per share)	$ 31
Options outstanding (shares)	2,335,238
Options outstanding, Weighted-average remaining contractual life (in years)	10 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 23.99
Options exercisable (shares)	2,335,238
Options exercisable, Weighted-average exercise price (usd per share)	$ 23.99